Employee Benefit Plan - Additional Information (Detail) - Groop Internet Platform Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer's discretionary contribution to the plan	$ 319	$ 264
Defined contribution plan employer matching contribution percent of match	100.00%
Defined contribution plan employer matching contribution percent of employees gross pay	4.00%